Intangible Assets, Goodwill and Other Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
The following table reflects the components of intangible assets being amortized at December 31, 2018 and 2017:

		December 31, 2018			December 31, 2017
	Weighted Amortization Period in Years	Gross Carrying Amount	Accumulated Amortization	Carrying Value	Gross Carrying Amount	Accumulated Amortization	Carrying Value
Sodium Minerals and Sulfur Services:
Customer relationships	5	$94,654	$94,654	$—	$94,654	$92,493	$2,161
Licensing agreements	6	38,678	38,678	—	38,678	36,528	2,150
Non-compete agreement	3	800	356	444	800	89	711
Segment total		134,132	133,688	444	134,132	129,110	5,022
Onshore Facilities & Transportation:
Customer relationships	5	35,430	35,123	307	35,430	35,082	348
Intangibles associated with lease	15	13,260	5,407	7,853	13,260	4,933	8,327
Segment total		48,690	40,530	8,160	48,690	40,015	8,675
Marine contract intangible	5	27,000	17,100	9,900	27,000	11,700	15,300
Offshore pipeline contract intangibles	19	158,101	28,431	129,670	158,101	20,109	137,992
Other	5	30,947	16,519	14,428	28,900	13,483	15,417
Total		$398,870	$236,268	$162,602	$396,823	$214,417	$182,406

Schedule of Estimated Amortization Expense
The following table reflects our estimated amortization expense for each of the five subsequent fiscal years:

	2019	2020	2021	2022	2023
Sodium Minerals and Sulfur Services:
Non Compete	267	177	—	—	—
Onshore Facilities & Transportation:
Customer relationships	39	38	37	35	34
Intangibles associated with lease	474	474	474	474	474
Marine contract intangibles	5,400	4,500	—	—	—
Offshore pipeline contract intangibles	8,321	8,321	8,321	8,321	8,321
Other	3,153	3,132	2,011	1,853	1,568
Total	$17,654	$16,642	$10,843	$10,683	$10,397

Schedule of Other Assets
Other assets consisted of the following:

	December 31,
	2018	2017
CO2 volumetric production payments, net of amortization	$890	$2,175
Deferred marine charges, net (1)	28,175	30,246
Contract assets (2)	72,241	—
Other deferred costs and deposits	20,401	24,207
Other assets, net of amortization	$121,707	$56,628

(1)	See discussion of deferred charges on marine transportation assets in the Summary of Accounting Policies (Note 2)
(2)
See Revenue Recognition (Note 3) for discussion on the circumstances that result in the recognition of contract assets.